Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
March 31, 2024
VIPIFF2030-NPRT1-0524
1.830291.118
Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	375,151	21,057,221
VIP Equity-Income Portfolio Investor Class (a)	640,524	17,121,204
VIP Growth & Income Portfolio Investor Class (a)	793,690	23,501,170
VIP Growth Portfolio Investor Class (a)	330,786	34,907,813
VIP Mid Cap Portfolio Investor Class (a)	135,184	5,392,503
VIP Value Portfolio Investor Class (a)	593,507	11,994,770
VIP Value Strategies Portfolio Investor Class (a)	339,556	5,955,813
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,698,298)		119,930,494

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,232,542	35,073,076
VIP Overseas Portfolio Investor Class (a)	2,572,569	71,131,529
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,373,839)		106,204,605

Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,451,203	31,164,359
Fidelity International Bond Index Fund (a)	949,203	8,704,196
Fidelity Long-Term Treasury Bond Index Fund (a)	2,727,292	26,563,824
VIP High Income Portfolio Investor Class (a)	1,307,002	6,077,557
VIP Investment Grade Bond II Portfolio Investor Class (a)	7,429,766	69,839,802
TOTAL BOND FUNDS (Cost $153,125,470)		142,349,738

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $303,197,607)	368,484,837
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	368,484,839

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	29,308,255	2,649,905	768,488	10,049	(5,537)	(19,776)	31,164,359
Fidelity International Bond Index Fund	10,191,161	596,951	2,054,028	65,639	(117,070)	87,182	8,704,196
Fidelity Long-Term Treasury Bond Index Fund	20,988,446	8,257,870	1,965,230	192,302	(490,657)	(226,605)	26,563,824
VIP Contrafund Portfolio Investor Class	18,868,495	738,916	1,599,732	76,505	119,021	2,930,521	21,057,221
VIP Emerging Markets Portfolio Investor Class	33,950,905	1,531,028	1,514,180	29,581	(50,650)	1,155,973	35,073,076
VIP Equity-Income Portfolio Investor Class	15,300,404	1,433,373	974,792	86,916	34,041	1,328,178	17,121,204
VIP Growth & Income Portfolio Investor Class	21,024,526	1,663,456	1,395,404	142,469	43,269	2,165,323	23,501,170
VIP Growth Portfolio Investor Class	31,247,840	1,285,690	2,049,135	469,193	84,761	4,338,657	34,907,813
VIP High Income Portfolio Investor Class	5,837,063	260,737	135,640	2,535	(290)	115,687	6,077,557
VIP Investment Grade Bond II Portfolio Investor Class	78,371,865	4,201,332	12,156,118	46,994	(732,519)	155,242	69,839,802
VIP Mid Cap Portfolio Investor Class	4,790,238	436,000	363,135	90,813	18,408	510,992	5,392,503
VIP Overseas Portfolio Investor Class	67,250,038	1,582,706	2,697,349	258,964	59,084	4,937,050	71,131,529
VIP Value Portfolio Investor Class	10,677,730	1,374,377	778,648	232,950	36,358	684,953	11,994,770
VIP Value Strategies Portfolio Investor Class	5,280,813	679,651	423,609	75,816	25,014	393,944	5,955,813
	353,087,779	26,691,992	28,875,488	1,780,726	(976,767)	18,557,321	368,484,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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